Income Tax (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of statutory income tax rates and effective tax rate
	June 30,
	2020	2019

Statutory U.S. federal rate	(21.00)%	(21.00)%
Effect of higher U.S. Federal statutory tax rate	-%	-%
State income taxes (net of federal tax benefit)	(7.00)%	(7.00)%
Permanent differences	7.10%	6.70%
Valuation allowance	(20.9)%	(21.3)%
True up of net operating loss	-%	-%
	0.0%	0.0%

Schedule of deferred tax assets
	2020	2019
Deferred tax assets:
Net operating loss carry-forwards	$1,460,670	1,155,359

Valuation allowance	(1,460,670)	(1,155,359)
Net deferred tax asset	$-	$-